Investments - Schedule of Investments at Cost (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Chanticleer Investors, LLC [Member]
Debt Securities, Available-for-sale [Line Items]
Investments accounted for under the cost method	$ 800,000	$ 800,000